Acquisitions of Sagtec Group Sdn Bhd (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions of Sagtec Group Sdn Bhd [Abstract]
Schedule of the Company Accounted the Transaction	The Company accounted the transaction as followings:
	RM	Convenience Translation USD
Cash consideration	457	100
Book value of 98.04% of Share Capital of Sagtec Group Sdn Bhd	(1,017,702)	(227,651)
Bargain purchase accounted as merger reserve in equity	1,017,245	227,551